CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Convertible Preferred Shares
	December 31,
	Authorized		Issued and outstanding		Liquidation preference
	2021	2020	2021	2020	2021	2020
	Number of shares

Preferred A Shares of no- par value (1)	-	20,418,209	-	20,418,209	-	$11,682

Preferred B Shares of no- par value (1)	-	15,906,053	-	15,906,053	-	$89,659

Preferred B-1 Shares of no- par value (1)	-	3,032,940	-	3,032,940	-	$13,693

Preferred C Shares of no- par value (1)	-	28,973,439	-	28,216,005	-	$186,954

Preferred C-1 Shares of no- par value (1)	-	15,191,550	-	2,699,114	-	$26,218